Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share
Schedule of earnings per common share

	2012	2011	2010
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Net earnings allocated to participating securities	(51,048)	—	(9,395)
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Basic
Distributed earnings allocated to common stock	$3,264,243	$3,335,221	$2,951,267
Undistributed earnings allocated to common stock	2,445,127	2,394,060	800,026
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Weighted average common shares outstanding including shares considered participating securities	6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares	(70,166)	(110,793)	(75,083)
Less: Average participating securities	(55,099)	—	(14,973)
Weighted average shares	6,787,621	7,003,703	7,070,158
Basic earnings per share	$0.84	$0.82	$0.53
Diluted
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,749,496
Weighted average common shares outstanding for basic	6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities	5,681	—	1,860
Weighted average shares	6,793,302	7,003,703	7,072,018
Diluted earnings per share	$0.84	$0.82	$0.53